--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     [LOGO OF NEW ENGLAND FUNDS APPEARS HERE]

      New England Funds
      Where The Best Minds Meet

     ---------------------------------------------------------------------------
     Semiannual Report and Performance Update
     ---------------------------------------------------------------------------

     New England Growth
     Opportunities Fund

    [ARTWORK APPEARS HERE]

     -------------
     June 30, 1995
     -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   July 20, 1995

Dear Shareholder:

     We have good news to present in this Semiannual Report for New England Growth Opportunities Fund, which includes your Portfolio Manager's commentary and complete financial information.

Market Overview

     Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

     The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500/(R)/ Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

Your Financial Adviser -- A Trusted Ally

     As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced

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professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

     Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

     We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.

Sincerely,


        /s/ Peter S. Voss                          /s/ Henry L.P. Schmelzer

        Peter S. Voss                              Henry L.P. Schmelzer
        Chairman                                   President

--------------------------------------------------------------------------------
New England Growth Opportunities Fund
--------------------------------------------------------------------------------

INVESTMENT RESULTS THROUGH JUNE 30, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

--------------------------------------------------------------------------------
                    A $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                     Compared to Standard & Poor's 500/4/

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Standard and Poor's 500
Index /4/. The data points from the graph as follows:


New England Growth Opportunities Fund - Net Asset Value/1/

Year                                    Amount
----                                    ------
6/30/85                                 $10,000
6/87                                    $14,755
6/89                                    $15,682
6/91                                    $19,279
6/93                                    $24,847
6/95                                    $30,881


New England Growth Opportunities Fund - With Maximun Sales Charge/2/

Year                                    Amount
----                                    ------
6/30/85                                 $ 9,425
6/87                                    $13,907
6/89                                    $14,780
6/91                                    $18,170
6/93                                    $23,418
6/95                                    $29,105


Standard and Poor's 500 Index/4/

Year                                   Amount
----                                   ------
6/30/85                                $10,000
6/87                                   $16,991
6/89                                   $19,065
6/91                                   $23,831
6/93                                   $30,714
6/95                                   $39,381

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and Class C share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
New England Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Average Annual Total Returns 6/30/95
--------------------------------------------------------------------------------
Class A (Inception 5/6/31)     Year to Date      1 Year      5 Years     10 Years
Net Asset Value/1/                18.49%         23.58%       11.48%       11.94%
With Max. Sales Charge/2/         11.65          16.49        10.17        11.28
Standard & Poor's 500/4/          20.14          25.99        12.03        14.60
Lipper Growth & Income Avg./5/    16.75          19.74        11.18        12.60

Class B (Inception 9/13/93)    Year to Date      1 Year    Since Inception
Net Asset Value/1/                18.12%         23.04%       10.41%
With CDSC/3/                      14.13          19.04         8.85
Standard & Poor's 500/4/          20.14          25.99        12.80
Lipper Growth & Income Avg./5/    16.75          19.74          n/a

Class C (Inception 5/1/95)     Since Inception
Net Asset Value/1/                 5.72%
Standard & Poor's 500/4/           6.54
Lipper Growth & Income Avg./5/      n/a

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

    Notes to Charts and Performance Update

/1/Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

/2/With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

/3/With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum
   4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

/4/Standard & Poor's 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

/5/Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
New England Growth Opportunities Fund
--------------------------------------------------------------------------------

REWARDING SHAREHOLDERS
FOR MORE THAN 60 YEARS

Through good times and bad, investors have come to depend on New England Growth Opportunities Fund. This Fund is designed to pursue long-term growth from investments in common stocks similar to those in the S&P 500/4/. Its focus on large, well-established companies has produced a long history of solid performance achieved by various portfolio managers. Please see pages 1 and 2 for the Fund's most recent results.

[BAR CHART TITLE]

--------------------------------------------------------------------------------
                  Growth Opportunities Fund - Class A Shares*
--------------------------------------------------------------------------------

     A $10,000 Investment Compared to the Standard & Poor's 500 Index/4/
                            May 1931 - June 30, 1995
                               Cumulative Return


A bar chart appears here, illustrating the cumulative return of an investment in Class A Shares* compared to the Standard & Poor's 500 Index /4/ from May 1931 through June 30, 1995. The bar chart data is as follows:


New England Growth Opportunities Fund:             $24,832,989


Standard & Poor's 500 Index/4/:                    $6,323,193

*This information represents past performance only and cannot predict future returns. Investment return and principal value will vary and may result in a gain or loss on sale. Results assume sales charge of 7.25% in effect in 1931 and reinvestment of all dividend and capital gains distributions for period through 6/30/95. Generally, this was a period of rising stock prices. Effective 10/1/90, the maximum sales charge was reduced to 5.75%. Five advisers have managed the Fund, with changes occurring in 1968, 1983, 1988, and 1995.

--------------------------------------------------------------------------------
New England Growth Opportunities Fund
--------------------------------------------------------------------------------

[ART WORK APPEARS HERE]
NEW ENGLAND GROWTH
OPPORTUNITIES FUND
Portfolio Manager: Gerald H. Scriver
Westpeak Investment Advisors, L.P./(R)/

Shareholders of New England Growth Opportunities Fund approved a change in investment adviser, effective on May 1, 1995. The following report is a blend of the observations and activities of Back Bay Advisors, managers until April 30, and of Westpeak Investment Advisors, the Fund's new investment sub-adviser. Both Back Bay and Westpeak are affiliates of New England Investment Companies, L.P., parent of New England Funds.

Although 1994's interest rate concerns and other uncertainties carried over into the new year, the nation's financial markets enjoyed vigorous rallies in the first half of 1995. The seventh and last of the Federal Reserve Board's year-long series of interest rate hikes took place in February. These hikes were aimed at slowing the growth of the U.S. economy and at averting what the Fed saw as a real danger of inflation generated by too-rapid economic expansion.

Despite the unmistakable impact of the rate hikes--sluggishness in key manufacturing sectors, housing and retail sales--the stock market was in a positive mood, repeatedly setting new records in the popular averages. This enthusiasm stemmed from the signs of a slowdown, from unexpectedly strong profits at many companies, and from the expectation that the economy would

--------------------------------------------------------------------------------
New England Growth Opportunities Fund
--------------------------------------------------------------------------------

achieve a "soft landing" from its earlier heights. All of these, in turn, implied an easing of interest rates, which in fact came about a few days after the period closed.

How Your Fund Performed

New England Growth Opportunities Fund took advantage of the market's strength to produce a total return on net asset value of 18.49% for Class A shares. This compares with returns of 20.14% for the Standard & Poor's 500 Stock Index/4/ and 16.75% for the Lipper Growth and Income Average/5/.

How We Managed Your Fund

At the end of 1994, we felt that investors would favor quality investments in the new year. Therefore, continuing the portfolio structure that was in place late last year, we emphasized the largest, most stable companies in each sector of the Standard & Poor's 500 Index/4/. As events played out, the market was especially rewarding to holders of large-capitalization stocks early in 1995. The Fund was fully invested and well-diversified, with representation in every industry sector found in the S&P 500/4/. Well-established companies, like those that have long made up the core of the Growth Opportunities Fund's portfolio, for years have been mainstays of the U.S. economy. Today, many are also important participants in expanding world markets.

As has been the case in recent years, we also devoted 20% of the portfolio to companies with low price-to-earnings ratios, and those that appeared to offer solid value, to provide a potential cushion for market volatility.

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New England Growth Opportunities Fund
--------------------------------------------------------------------------------

Later in the period, growth stocks, especially technology issues, were a major factor in the market's almost daily leaps to new highs. We positioned the portfolio to take advantage of this strength. We have also been stressing interest-sensitive issues that we believe can do well as the economy remains subdued and inflationary concerns abate. Given persistent sluggishness in the economy, the Federal Reserve Board may feel justified in lowering short-term rates again. Continued cuts, should they occur, may fuel an extension of the bond market's 1995 rally.

Outlook for Our Shareholders

The outstanding performance of growth stocks has widely outdistanced value stocks, for both the six-month and twelve-month periods that ended in June. Much of this outperformance came from the technology sector. We feel this phase of the market's cycle still holds potential, so we remain overweighted in technology and interest sensitive stocks, and hold below average weightings in consumer stocks.

For the next few months, we think growth stocks will continue to drive the market, with leadership shifting to value stocks later in the year. Strength in bonds, deriving from falling long-term rates, has also provided impetus for stocks. We do not believe that the bond market's strength will persist into 1996.

We also think technology stocks will be increasingly vulnerable to a sharp pullback, should speculation become more widespread. Under these circumstances, we will scale back these issues if they move into a stage of excessive valuations.

--------------------------------------------------------------------------------
New England Growth Opportunities Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      Top Ten Portfolio Holdings 6/30/95*
--------------------------------------------------------------------------------
           Company                                         Percentage
                                                          of Net Assets
 ------------------------------------------------------------------------------
  1. Exxon Corp.                                              3.0%
     World's leading oil company
 ------------------------------------------------------------------------------
  2. Mobil Corp.                                              2.5%
     International oil and gas, exploration, and
     development company
 ------------------------------------------------------------------------------
  3. McDonnell Douglas Corp.                                  2.3%
     Aircraft and aerospace manufacturer
 ------------------------------------------------------------------------------
  4. Intel Corp.                                              2.3%
     Manufacturer of semiconductors and
     memory circuits
 ------------------------------------------------------------------------------
  5. CIGNA Corp.                                              2.2%
     Multiline insurance holding company
 ------------------------------------------------------------------------------
  6. Hewlett-Packard Co.                                      2.1%
     Leading electronic data and equipment
     company
 ------------------------------------------------------------------------------
  7. Medtronic, Inc.                                          1.8%
     Manufacturer of cardiac and healthcare
     equipment
 ------------------------------------------------------------------------------
  8. General Electric Co.                                     1.8%
     Manufactures consumer and industrial products,
     also owns the NBC network
 ------------------------------------------------------------------------------
  9. AMR Corp.                                                1.6%
     Holding company for American Airlines
 ------------------------------------------------------------------------------
 10. Coca-Cola Co.                                            1.6%
     Leading soft drink and juice company
 ------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*Portfolio holdings are subject to change.

[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]

           New England Funds
       Where The Best Minds Meet

           Portfolio Composition, Financial Statements and Highlights

 NEW ENGLAND GROWTH OPPORTUNITIES FUND


    June 30, 1995

                             PORTFOLIO COMPOSITION

Investments as of June 30, 1995
(Unaudited)

COMMON STOCK--96.7% OF TOTAL NET ASSETS

 SHARES DESCRIPTION                                                  VALUE (A)
--------------------------------------------------------------------------------
        AEROSPACE--5.0%
 15,800 Allied Signal, Inc. .....................................   $    703,100
 10,250 Boeing Co. ..............................................        641,906
 18,600 Lockheed Martin Corp. ...................................      1,174,125
 39,400 McDonnell Douglas Corp. .................................      3,023,950
 10,600 United Technologies Corp. ...............................        828,125
                                                                    ------------
                                                                       6,371,206
                                                                    ------------
        AGRICULTURE & FOOD--4.6%
 42,336 Archer Daniels Midland Co. ..............................        788,508
 11,600 Campbell Soup Co. .......................................        568,400
 11,600 HJ Heinz Co. ............................................        514,750
  8,400 Hershey Foods Co. .......................................        464,100
  7,200 Kellogg Co. .............................................        513,900
 20,000 Philip Morris Co., Inc. .................................      1,487,500
 21,600 Sara Lee Corp. ..........................................        615,600
  7,600 Unilever NV..............................................        988,950
                                                                    ------------
                                                                       5,941,708
                                                                    ------------
        AIR--1.9%
 28,000 AMR Corp. (c)............................................      2,089,500
  9,800 Northwest Airlines Corp. ................................        346,675
                                                                    ------------
                                                                       2,436,175
                                                                    ------------
        BANKING--7.8%
 13,887 Banc One Corp. ..........................................        447,856
 21,700 Bank of Boston Corp. ....................................        813,750
 24,000 Bank of New York, Inc. ..................................        969,000
  9,000 BankAmerica Corp. .......................................        473,625
  5,500 Chase Manhattan Corp. ...................................        258,500
 19,500 Chemical Banking Corp. ..................................        921,375
 27,500 Citicorp (c).............................................      1,591,565
  4,900 First Chicago Corp. .....................................        293,387
  7,600 Fleet Financial Group, Inc. .............................        282,150
  5,050 Mellon Bank Corp. .......................................        210,206
 10,700 J.P. Morgan & Co., Inc. .................................        750,338
  8,700 NationsBank Corp. .......................................        466,537
 43,000 Union Bank of San Francisco..............................      1,816,750
  3,900 Wells Fargo & Co. .......................................        702,975
                                                                    ------------
                                                                       9,998,014
                                                                    ------------
        BEVERAGES--1.6%
 32,200 Coca Cola Co. ...........................................      2,052,750
                                                                    ------------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(Unaudited)

COMMON STOCK--CONTINUED

 SHARES DESCRIPTION                                                  VALUE (A)
--------------------------------------------------------------------------------
        BUSINESS MANUFACTURES--4.6%
 36,200 Hewlett Packard Co. ......................................  $  2,696,900
 12,700 International Business Machines Corp......................     1,219,200
 24,000 Pitney Bowes, Inc. .......................................       921,000
  5,100 Seagate Technology........................................       200,175
  7,100 Xerox Corp. ..............................................       832,475
                                                                    ------------
                                                                       5,869,750
                                                                    ------------
        CHEMICALS--4.1%
  5,000 Air Products & Chemicals, Inc. ...........................       278,750
 30,000 Cabot Corp. ..............................................     1,582,500
 14,100 Dow Chemical Co. .........................................     1,013,435
 14,300 E.I. du Pont de Nemours & Co. ............................       983,125
  6,200 Monsanto Co. .............................................       558,775
 14,600 PPG Industries, Inc. .....................................       627,800
  6,000 Union Carbide Corp. ......................................       200,250
                                                                    ------------
                                                                       5,244,635
                                                                    ------------
        CONTAINERS--0.2%
  6,700 Ball Corp. ...............................................       233,663
                                                                    ------------
        COSMETICS--1.5%
 13,600 Johnson & Johnson.........................................       919,700
 13,800 Procter & Gamble Co. .....................................       991,875
                                                                    ------------
                                                                       1,911,575
                                                                    ------------
        DOMESTIC OIL RESOURCES--0.9%
  6,600 Atlantic Richfield Co. ...................................       724,350
 12,800 Phillips Petroleum Co. ...................................       427,200
                                                                    ------------
                                                                       1,151,550
                                                                    ------------
        DRUGS & HEALTH CARE--4.0%
 19,200 Abbott Labs...............................................       777,600
  6,900 Amgen, Inc. (c)...........................................       555,019
 15,100 Bristol Myers Squibb Co. .................................     1,028,688
  6,400 Eli Lilly & Co. ..........................................       502,400
 33,800 Merck & Co., Inc. ........................................     1,656,200
  7,100 Pfizer, Inc. .............................................       655,863
                                                                    ------------
                                                                       5,175,770
                                                                    ------------
        ELECTRIC UTILITIES--3.0%
 22,900 Consolidated Edison Co. NYC...............................       675,550
 10,700 Duke Power Co. ...........................................       444,050
 15,000 FPL Group, Inc. ..........................................       579,375

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(Unaudited)

COMMON STOCK--CONTINUED

 SHARES   DESCRIPTION                                               VALUE (A)
-------------------------------------------------------------------------------
          ELECTRIC UTILITIES--CONTINUED
 24,600   Pacific Gas & Electric Co. .........................     $    713,400
 16,600   Public Service Enterprise Group.....................          460,650
 23,800   SCE Corp. ..........................................          407,575
 23,600   Southern Co. .......................................          528,050
                                                                   ------------
                                                                      3,808,650
                                                                   ------------
          ELECTRONICS--6.7%
  9,400   Advanced Micro Devices, Inc. (c)....................          341,925
 16,600   AMP, Inc. ..........................................          701,350
 10,500   Andrew Corp. (c)....................................          607,688
  8,400   Emerson Electric Co. ...............................          600,600
  5,100   Harris Corp. .......................................          263,287
 12,700   Honeywell, Inc. ....................................          547,688
 47,200   Intel Corp. ........................................        2,988,350
  7,000   Micron Technology, Inc. ............................          384,125
  9,800   Raytheon Co. .......................................          760,725
  6,900   Tektronix, Inc. ....................................          339,825
  2,800   Texas Instruments, Inc. ............................          374,850
 19,200   Vishay Intertechnology, Inc. .......................          693,600
                                                                   ------------
                                                                      8,604,013
                                                                   ------------
          FINANCIAL SERVICES--4.0%
 33,300   Beneficial Corp. ...................................        1,465,200
  5,152   Dean Witter Discover & Co. .........................          242,144
 10,800   Federal Home Loan Mortgage Corp. ...................          742,500
  5,500   Household International, Inc. ......................          272,250
 29,900   Merrill Lynch & Co., Inc. ..........................        1,569,750
  5,500   Student Loan Marketing Association..................          257,812
 13,867   Travelers Group, Inc. ..............................          606,681
                                                                   ------------
                                                                      5,156,337
                                                                   ------------
          GOLD--0.4%
 12,600   Barrick Gold Corp. .................................          318,150
  7,600   Placer Dome, Inc. ..................................          198,550
                                                                   ------------
                                                                        516,700
                                                                   ------------
          GAS UTILITIES--0.4%
 13,900   Williams Co. Inc. ..................................          484,763
                                                                   ------------
          HEALTH CARE--2.4%
 11,400   Baxter International, Inc. .........................          414,675
 29,600   Medtonic, Inc. .....................................        2,282,900
  7,200   St. Jude Medicine, Inc. (c) ........................          360,900
                                                                   ------------
                                                                      3,058,475
                                                                   ------------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(Unaudited)

COMMON STOCK--CONTINUED

 SHARES DESCRIPTION                                                  VALUE (A)
--------------------------------------------------------------------------------
        HOTELS & RESTAURANTS--1.3%
 20,200 Marriot International, Inc. .............................   $    724,675
 23,500 McDonalds Corp. .........................................        919,437
                                                                    ------------
                                                                       1,644,112
                                                                    ------------
        INTERNATIONAL OIL--6.4%
 24,200 Chevron Corp. ...........................................      1,128,325
 54,400 Exxon Corp. .............................................      3,842,000
 33,300 Mobil Corp. .............................................      3,196,800
                                                                    ------------
                                                                       8,167,125
                                                                    ------------
        LIFE INSURANCE--0.9%
  7,700 American General Corp. ..................................        259,875
 12,200 American National Insurance Co. .........................        744,200
  4,800 Lincoln National Corp. ..................................        210,000
                                                                    ------------
                                                                       1,214,075
                                                                    ------------
        MEDIA--2.3%
  2,720 CBS, Inc. ...............................................        182,240
 16,000 Capital Cities ABC, Inc. ................................      1,728,000
  5,000 Clear Channel Communication..............................        321,875
 12,800 Walt Disney Productions..................................        712,000
                                                                    ------------
                                                                       2,944,115
                                                                    ------------
        MORTGAGE--1.4%
 39,900 Green Tree Financial Corp. ..............................      1,770,562
                                                                    ------------
        MOTOR VEHICLES--2.0%
 21,100 Chrysler Corp. ..........................................      1,010,162
 27,200 Ford Motor Corp. ........................................        809,200
 16,900 General Motors Corp. ....................................        792,188
                                                                    ------------
                                                                       2,611,550
                                                                    ------------
        OIL REFINING DISTRIBUTORS--1.8%
 13,800 Amco Corp. ..............................................        919,425
  7,200 Royal Dutch Petroleum Co. ...............................        877,500
 17,500 Unocal Corp. ............................................        483,438
                                                                    ------------
                                                                       2,280,363
                                                                    ------------
        OTHER INSURANCE--5.7%
  7,100 Aflac, Inc. .............................................        310,625
 10,100 Allmerica Property & Casualty, Inc. .....................        223,463
 10,500 American International Group, Inc. ......................      1,197,000
  8,200 Chubb Corp. .............................................        657,025
 35,600 Cigna Corp. .............................................      2,763,450
  4,000 General Re-Insurance Corp. ..............................        535,500


                See accompanying notes to financial statements.

Investments as of June 30, 1995
(Unaudited)

COMMON STOCK--CONTINUED

 SHARES DESCRIPTION                                                  VALUE (A)
--------------------------------------------------------------------------------
        OTHER INSURANCE--CONTINUED
  7,300 ITT Corp. ...............................................   $    857,750
  3,400 Safeco Corp. ............................................        195,287
  2,400 Transatlantic Holdings, Inc. ............................        156,000
 30,000 USF & G Corp. ...........................................        487,500
                                                                    ------------
                                                                       7,383,600
                                                                    ------------
        PAPER--1.3%
 11,800 Champion International Corp. ............................        615,075
 16,600 Federal Paper Board, Inc. ...............................        587,225
 10,000 Weyerhaeuser Co. ........................................        471,250
                                                                    ------------
                                                                       1,673,550
                                                                    ------------
        PHOTOGRAPHY--0.4%
  9,100 Eastman Kodak Co. .......................................        551,688
                                                                    ------------
        PRODUCER OF GOODS--7.6%
 14,900 American Brand, Inc. ....................................        592,275
 12,700 Briggs & Stratton Corp. .................................        438,150
 18,100 Caterpillar, Inc. .......................................      1,162,925
 18,000 Cummins Engine, Inc. ....................................        785,250
 10,000 Deere & Co. .............................................        856,250
 40,000 General Electric Co. ....................................      2,255,000
 16,100 Genuine Parts Co. .......................................        609,788
  9,500 Harnischfeger Industry, Inc. ............................        328,937
 17,100 McDermott International, Inc. ...........................        412,538
 14,300 Modine Manufacturer Co. .................................        525,525
  5,800 Premark International, Inc. .............................        300,875
 11,400 TRW, Inc. ...............................................        910,575
 10,200 Varian Associates, Inc. .................................        563,550
                                                                    ------------
                                                                       9,741,638
                                                                    ------------
        PROPERTY--0.1%
  5,700 Pulte Corp. .............................................        159,600
                                                                    ------------
        PUBLISHING--0.8%
  3,400 McGraw Hill, Inc. .......................................        257,975
 11,200 Moore Corp. Ltd. ........................................        247,800
 21,000 Times Mirror Co. ........................................        501,375
                                                                    ------------
                                                                       1,007,150
                                                                    ------------
        RAILROADS & EQUIPMENT--2.1%
 12,700 Burlington Northern, Inc. ...............................        804,862
 10,100 CSX Corp. ...............................................        758,762
  6,000 Norfolk Southern Corp. ..................................        404,250


                See accompanying notes to financial statements.

Investments as of June 30, 1995
(Unaudited)

COMMON STOCK--CONTINUED

 SHARES DESCRIPTION                                                  VALUE (A)
--------------------------------------------------------------------------------
        RAILROADS & EQUIPMENT--CONTINUED
 11,500 Santa Fe Pacific Corp. ..................................   $    293,250
  8,400 Union Pacific Corp. .....................................        465,150
                                                                    ------------
                                                                       2,726,274
                                                                    ------------
        RETAIL FOOD--0.5%
 20,600 Albertson's Inc. ........................................        612,850
                                                                    ------------
        RETAIL OTHER--0.7%
  7,400 J.C. Penney and Company, Inc. ...........................        355,200
  9,700 Rite Aid Corp. ..........................................        248,562
  6,300 Tandy Corp. .............................................        326,813
                                                                    ------------
                                                                         930,575
                                                                    ------------
        SERVICES--3.0%
 10,000 Automatic Data Processing................................        628,750
 13,200 H & R Block, Inc.........................................        542,850
 19,200 Computer Associated International, Inc. .................      1,300,800
 14,700 Microsoft Corp. (c)......................................      1,328,512
                                                                    ------------
                                                                       3,800,912
                                                                    ------------
        SOAPS--1.5%
  8,100 Colgate Palmolive Co. ...................................        592,312
 18,000 Gillette Co. ............................................        803,250
 23,600 Newell Co. ..............................................        578,200
                                                                    ------------
                                                                       1,973,762
                                                                    ------------
        TELEPHONE--3.3%
 28,600 Ameritech Corp. .........................................      1,258,400
 11,700 Bell Atlantic Corp. .....................................        655,200
 20,200 GTE Corp. ...............................................        689,325
 35,600 SBC Communications, Inc. ................................      1,695,450
                                                                    ------------
                                                                       4,298,375
                                                                    ------------
        TIRES--0.5%
 15,600 Goodyear Tire and Rubber.................................        643,500
                                                                    ------------
        Total Common Stocks (Identified Cost $87,839,744)........   $124,151,110
                                                                    ============


                See accompanying notes to financial statements.

Investments as of June 30, 1995


SHORT-TERM INVESTMENT--1.6%

    FACE
   AMOUNT   DESCRIPTION                                            VALUE (A)
-------------------------------------------------------------------------------
 $2,125,000 Repurchase Agreement with State Street Bank & Trust
             Co. dated 6/30/95 at 5.5% to be repurchased at
             $2,125,974 on 7/03/95. Collateralized by
             $2,165,000 U.S. Treasury Notes, 4.375% due
             8/15/96, with a value of $2,168,525...............   $  2,125,000
                                                                  ------------
            Total Short Term Investments (Identified Cost
            $2,125,000)........................................      2,125,000
                                                                  ------------
            Total Investments--98.3% (Identified Cost
            $89,964,745).......................................    126,276,110
            Cash, receivables and other assets.................      6,994,857
            Liabilities........................................     (4,859,463)
                                                                  ------------
            Total Net Assets--100.0%...........................   $128,411,504
                                                                  ============
(a) See Note 1a to the financial statements.
(b) Federal Tax Information: At June 30, 1995 the net unrealized appreciation on investments based on cost of $89,964,745 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost...........  $ 36,826,340
   Aggregate gross unrealized depreciation for all investments
   in which there is an excess of tax cost over value...........      (514,975)
                                                                  ------------
   Net Unrealized appreciation..................................  $ 36,311,365
                                                                  ============

(c) Non-income producing security.

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

June 30, 1995
(unaudited)

ASSETS
 Investments at
  value........             $126,276,110
 Cash..........                      381
 Receivable
  for:
 Fund shares
  sold.........                   45,167
 Securities
  sold.........                6,642,406
 Dividends and
  interest.....                  304,656
 Dividend tax
  reclaim......                    2,247
                            ------------
                             133,270,967
LIABILITIES
 Payable for:
 Securities
  purchased....  $4,503,212
 Fund shares
  redeemed.....     157,965
 Dividends
  declared.....      55,031
 Miscellaneous.      12,028
 Accrued
  expenses:
 Management
  fees.........      72,921
 Deferred
  trustees'
  fees.........       1,534
 Other
  expenses.....      56,772
                 ----------
                               4,859,463
                            ------------
NET ASSETS.....             $128,411,504
                            ============
 Net Assets
  consist of:
 Capital paid
  in...........             $ 81,012,246
 Undistributed
  net
  investment
  income.......                   14,221
 Accumulated
  net realized
  gains........               11,073,672
 Unrealized
  appreciation
  on
  investments..               36,311,365
                            ------------
NET ASSETS.....             $128,411,504
                            ============
Computation of
 net asset
 value and
 offering
 price:
Net asset value
 and redemption
 price of Class
 A shares
 ($119,945,945
 divided by
 8,223,863
 shares of
 beneficial
 interest).......                 $14.59
                                  ======
Offering price
 per share
 (100/94.25 of
 $14.59).......                   $15.48*
                                  ======
Net asset value
 and offering
 price of Class
 B shares
 ($8,425,977
 divided by
 577,198 shares
 of beneficial
 interest).....                   $14.60**
                                  ======
Net asset value
 and offering
 price of Class
 C shares
 ($39,582
 divided by
 2,710 shares
 of beneficial
 interest).....                   $14.61
                                  ======
Identified cost
 of
 investments...             $ 89,964,745
                            ============

 * Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

Six Months Ended June 30, 1995
(unaudited)

INVESTMENT INCOME
 Dividends.............................................           $ 1,605,069(a)
 Interest..............................................                91,276
                                                                  -----------
                                                                    1,696,345
 Expenses
 Management fees.......................................  $334,321
 Service and distribution fees--Class A................   173,812
 Service and distribution fees--Class B................    32,539
 Trustees' fees and expenses...........................    12,151
 Custodian.............................................    47,628
 Transfer agent........................................   125,623
 Audit and tax services................................    11,000
 Legal.................................................    26,421
 Printing..............................................    38,885
 Registration..........................................    27,680
 Miscellaneous.........................................    18,714
                                                         --------
 Total expenses........................................               848,774
                                                                  -----------
 Net investment income.................................               847,571
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on Investments--net.....................            11,073,867
 Unrealized appreciation on Investments--net...........             7,981,845
                                                                  -----------
 Net gain on investment transactions...................            19,055,712
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............           $19,903,283
                                                                  ===========

(a) Net of foreign taxes of $8,404.

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
(unaudited)

                                                     YEAR ENDED    SIX MONTHS
                                                    DECEMBER 31,      ENDED
                                                        1994      JUNE 30, 1995
                                                    ------------  -------------
FROM OPERATIONS
 Net investment income............................  $  1,921,190  $    847,571
 Net realized gain on investments.................     1,492,900    11,073,867
 Unrealized appreciation (depreciation) on invest-
   ments..........................................    (2,258,483)    7,981,845
                                                    ------------  ------------
 Increase in net assets from operations...........     1,155,607    19,903,283
                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
 Class A..........................................    (1,788,514)     (904,832)
 Class B..........................................       (40,153)      (34,600)
 Class C..........................................             0           (87)
 Net realized gain on investments
 Class A..........................................    (1,426,673)            0
 Class B..........................................       (69,789)            0
 Class C..........................................             0             0
                                                    ------------  ------------
                                                      (3,325,129)     (939,519)
                                                    ------------  ------------
 Increase in net assets derived from capital share
   transactions...................................       769,007       182,022
                                                    ------------  ------------
 Total increase (decrease) in net assets..........    (1,400,515)   19,145,786
NET ASSETS
 Beginning of the period..........................   110,666,233   109,265,718
                                                    ------------  ------------
 End of the period................................  $109,265,718  $128,411,504
                                                    ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period..........................  $      9,653  $    106,169
                                                    ============  ============
 End of the period................................  $    106,169  $     14,221
                                                    ============  ============

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
(unaudited)

                                                CLASS A
                          ---------------------------------------------------------
                                                                         SIX MONTHS
                                   YEAR ENDED DECEMBER 31,                 ENDED
                          ---------------------------------------------   JUNE 30,
                           1990     1991     1992      1993      1994       1995
                          -------  -------  -------  --------  --------  ----------
Net Asset Value,
 Beginning of Period....  $ 10.88  $  9.54  $ 11.79  $  12.20  $  12.67   $  12.41
                          -------  -------  -------  --------  --------   --------
Income From Investment
 Operations
Net Investment Income...     0.30     0.26     0.23      0.21      0.22       0.10
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........    (0.76)    2.63     0.86      0.75     (0.10)      2.19
                          -------  -------  -------  --------  --------   --------
Total From Investment
 Operations.............    (0.46)    2.89     1.09      0.96      0.12       2.29
                          -------  -------  -------  --------  --------   --------
Less Distributions
Dividends From Net
 Investment Income......    (0.30)   (0.26)   (0.23)    (0.21)    (0.21)     (0.11)
Distributions in Excess
 of Investment Income...     0.00     0.00     0.00     (0.01)     0.00       0.00
Distributions From Net
 Realized Capital Gains.    (0.56)   (0.38)   (0.45)    (0.27)    (0.17)      0.00
Distributions From Paid-
 in Capital.............    (0.02)    0.00     0.00      0.00      0.00       0.00
                          -------  -------  -------  --------  --------   --------
Total Distributions.....    (0.88)   (0.64)   (0.68)    (0.49)    (0.38)     (0.11)
                          -------  -------  -------  --------  --------   --------
Net Asset Value, End of
 Period.................  $  9.54  $ 11.79  $ 12.20  $  12.67  $  12.41   $  14.59
                          =======  =======  =======  ========  ========   ========
Total Return (%)(a)(c)..     (4.3)    30.6      9.3       8.0       1.0       18.4
Ratio of Operating
 Expenses to Average Net
 Assets (%).............     1.18     1.23     1.94      1.21      1.28       1.41(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     2.92     2.28     1.18      1.70      1.75       1.49(b)
Portfolio Turnover Rate
 (%)....................        6       12       10         4         6         78(b)
Net Assets, End of
 Period (000)...........  $55,726  $70,263  $90,945  $109,168  $104,081   $119,946

(a) A sales charge of 5.75% (maximum) was not reflected in total return calculations.
(b) Computed on an annnualized basis.
(c) Periods less than one year are not annualized.
As of January 1, 1993 the Fund discontinued the use of equalization accounting.

                See accompanying notes to financial statements.

(unaudited)

                                             CLASS B                  CLASS C
                             ---------------------------------------  --------
                             SEPTEMBER 13(A)     YEAR     SIX MONTHS  MAY 1(A)
                                 THROUGH        ENDED       ENDED     THROUGH
                              DECEMBER 31,   DECEMBER 31,  JUNE 30,   JUNE 30,
                                  1993           1994        1995       1995
                             --------------- ------------ ----------  --------
Net Asset Value, Beginning
 of Period.................      $12.95         $12.66      $12.42     $13.84
                                 ------         ------      ------     ------
Income From Investment
 Operations
Net Investment Income......        0.06           0.16        0.06       0.03
Net Realized and Unrealized
 Gain (Loss) on
 Investments...............        0.01          (0.09)       2.19       0.77
                                 ------         ------      ------     ------
Total From Investment
 Operations................        0.07           0.07        2.25       0.80
                                 ------         ------      ------     ------
Less Distributions
Dividends From Net
 Investment Income.........       (0.03)         (0.14)      (0.07)     (0.03)
Distributions in Excess of
 Investment Income.........       (0.06)          0.00        0.00       0.00
Distributions From Net
 Realized Capital Gains....       (0.27)         (0.17)       0.00       0.00
                                 ------         ------      ------     ------
Total Distributions........       (0.36)         (0.31)      (0.07)     (0.03)
                                 ------         ------      ------     ------
Net Asset Value, End of
 Period....................      $12.66         $12.42      $14.60     $14.61
                                 ======         ======      ======     ======
Total Return (%)(c)........         0.6            0.6        18.1        5.7
Ratio of Operating Expenses
 to Average Net Assets (%).        2.08(b)        1.93        2.11(b)    2.11(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%)................        0.71(b)        1.10        0.79(b)    0.79(b)
Portfolio Turnover Rate
 (%).......................           4              6          78(b)      78(b)
Net Assets, End of Period
 (000).....................      $1,498         $5,185      $8,426     $   40

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c)Periods less than one year are not annualized.

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (unaudited)
1. The Fund is a series of New England Funds Trust II (the "Trust"), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets attributable to their class, if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income

June 30, 1995 (unaudited)
and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's sub-adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1995 were $44,646,536 and $44,895,900, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Effective May 1, 1995 NEFM became the investment adviser to the Fund. Prior to May 1, 1995 Back Bay Advisors was the Fund's investment adviser. During the six months ended June 30, 1995 the Fund operated under two management fee contracts. The Fund incurred management fees payable to Back Bay Advisors, L.P. ("Back Bay Advisors") from January 1 through April 30, 1995 and to New England Funds Management, L.P. ("NEFM") from May 1 through June 30, 1995.

Back Bay was paid at the annual rate of 0.500% of the Fund's average daily net assets.

("NEFM") is compensated at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Westpeak Investment Advisors, L.P. ("Westpeak Advisors") at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million.

Certain officers and directors of Back Bay Advisors, NEFM, Westpeak Advisors and their affiliated companies are also officers or trustees of the Fund. Back Bay Advisors, NEFM and Westpeak Advisors are each wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company.

Fees earned by Back Bay Advisors, NEFM and Westpeak Advisors under the management agreements in effect during the six months ended June 30, 1995 are as follows:

June 30, 1995 (unaudited)

FEES EARNED                       ADVISOR                                  PERIOD
-----------                       -------                                  ------
$188,176             Back Bay Advisors, L.P.                            1/1 - 4/30/95
  60,538             New England Funds Management, L.P.                 5/1 - 6/30/95
  85,607             Westpeak Advisors, L.P.                            5/1 - 6/30/95
--------
$334,321               Total
========

B. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $91,259 as compensation for its services in that capacity.

C. SERVICES AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A and Class B shares (the "Plans").

Under the Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A and Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A and Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $132,266 in service fees under the Plans.

Also under the Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Class A shares and up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A and Class B shares, respectively. For the six months ended June 30, 1995, the Fund paid New England Funds $74,085 in distribution fees under the Plans.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1995 amounted to $114,551.

D. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

    Annual Retainer              $2,400
    Meeting Fee                  $125/meeting
    Committee Meeting Fee        $75/meeting
    Committee Chairman Retainer  $125/year

June 30, 1995 (unaudited)

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1995 there was an unlimited number of shares of beneficial interest authorized. Divided into three classes, Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                     YEAR ENDED            SIX MONTHS ENDED
                                  DECEMBER 31, 1994         JUNE 30, 1995
                               ------------------------  ---------------------
CLASS A                          SHARES       AMOUNT      SHARES     AMOUNT
-------                        ----------  ------------  --------  -----------
Shares sold...................    741,304  $  9,328,786   414,818  $ 5,658,419
Shares issued in connection
 with the
 reinvestment of:
 Dividends from net investment
  income......................    108,264     1,344,727    48,636      682,843
 Distributions from net
  realized gain...............     95,270     1,182,298         0            0
                               ----------  ------------  --------  -----------
                                  944,838    11,855,811   463,454    6,341,262
Shares repurchased............ (1,175,898)  (14,830,647) (623,161)  (8,388,417)
                               ----------  ------------  --------  -----------
Net increase (decrease).......   (231,060)   (2,974,836) (159,707)  (2,047,155)
                               ----------  ------------  --------  -----------
                                     YEAR ENDED            SIX MONTHS ENDED
                                  DECEMBER 31, 1994         JUNE 30, 1995
                               ------------------------  ---------------------
CLASS B                          SHARES       AMOUNT      SHARES     AMOUNT
-------                        ----------  ------------  --------  -----------
Shares sold...................    324,614     4,082,014   179,333    2,433,298
Shares issued in connection
 with the
 reinvestment of:
 Dividends from net investment
  income......................      3,181        39,511     2,421       34,053
 Distributions from net
  realized gain...............      5,447        67,595         0            0
                               ----------  ------------  --------  -----------
                                  333,242     4,189,120   181,754    2,467,351
Shares repurchased............    (34,082)     (445,277)  (22,093)    (276,232)
                               ----------  ------------  --------  -----------
Net increase (decrease).......    299,160     3,743,843   159,661    2,191,119
                               ----------  ------------  --------  -----------
                                                           SIX MONTHS ENDED
                                                            JUNE 30, 1995
                                                         ---------------------
CLASS C                                                   SHARES     AMOUNT
-------                                                  --------  -----------
Shares sold...................                              2,704       37,972
Shares issued in connection
 with the
 reinvestment of:
 Dividends from net investment
  income......................                                  6           86
 Distributions from net
  realized gain...............                                  0            0
                                                         --------  -----------
                                                            2,710       38,058
Shares repurchased............                                  0            0
                                                         --------  -----------
Net increase (decrease).......                              2,710       38,058
                               ----------  ------------  --------  -----------
Increase derived from capital
 shares transactions..........     68,100  $    769,007     2,664  $   182,022
                               ==========  ============  ========  ===========

As a New England Funds stock fund shareholder, it's important that you're kept up-to-date on all changes to the stock funds prospectus. Since there's been a change in management for New England Star Advisers Fund, we've included a copy of the supplement to the prospectus below.

                           NEW ENGLAND FUNDS TRUST I

                         NEW ENGLAND STAR ADVISERS FUND

                         Supplement dated July 13, 1995
                  to New England Star Advisers Fund Prospectus
                               dated May 1, 1995
                  and New England Stock Funds Prospectus dated
                                  May 1, 1995

The following information reflects changes in the investment management and policies of the Loomis, Sayles & Company, L.P. ("Loomis Sayles") segment of New England Star Advisers Fund (the "Fund"):

  ^ Jeffrey C. Petherick, Vice President of Loomis Sayles and New England
    Funds Trust I, and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the segment of the Fund that is allocated to Loomis Sayles. Mr. Petherick has co-managed the Loomis Sayles segment of the Fund since the Fund's inception. Mr. Petherick was an investment manager at Masco Corporation prior to joining Loomis Sayles in 1990. Ms. Champagne has co-managed the Loomis Sayles segment of the Fund since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

  ^ Loomis Sayles manages its segment of the portfolio by investing primarily in stocks of small cap companies with good earnings growth potential, that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth companies' stock, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

-------------------------------------------------------------------------------

                            REGULAR INVESTING PAYS

--------------------------------------------------------------------------------

Five Good Reasons to Invest Regularly
1. It's an easy way to build assets
2. It's convenient and effortless
3. It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5. It can help you benefit from the ups and downs of the market
With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------

                        The Power of Monthly Investing

--------------------------------------------------------------------------------

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:


Monthly investments of $50:

Years                    Growth of Monthly Investments
-----                    -----------------------------
0                              $0
5                              $3,661
10                             $9,040
15                             $16,943
20                             $28,555
25                             $45,618

Monthly investments of $100:

Years                    Growth of Monthly Investments
-----                    -----------------------------
0                              $0
5                              $7,322
10                             $18,079
15                             $33,886
20                             $57,111
25                             $91,236

Monthly investments of $200:

Years                    Growth of Monthly Investments
-----                    -----------------------------
0                              $0
5                              $14,643
10                             $36,158
15                             $67,772
20                             $114,222
25                             $182,472

Monthly investments of $500:

Years                    Growth of Monthly Investments
-----                    -----------------------------
0                              $0
5                              $36,608
10                             $90,396
15                             $169,429
20                             $285,555
25                             $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

-------------------------------------------------------------------------------

                             SAVING FOR RETIREMENT

--------------------------------------------------------------------------------


An Early Start Can Make a Big Difference

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------

                   An Early Start Can Make a Big Difference

--------------------------------------------------------------------------------

A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:

Investor A-Begins investing at age 30 for 10 years:


Age                         Growth of Investments
---                         ---------------------
30                                $2,000
35                                $15,431
40                                $35,062
45                                $56,468
50                                $90,943
55                                $146,464
60                                $235,882
65                                $379,890

Investor B-Begins investing at age 40 for 25 years:

Age                         Growth of Investments
---                         ---------------------
40                                $2,000
45                                $15,431
50                                $37,062
55                                $71,899
60                                $128,005
65                                $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of investor B's commitment -- and for less than half the time. Yet investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

--------------------------------------------------------------------------------
                               New England Funds
--------------------------------------------------------------------------------

                                  Stock Funds
                           International Equity Fund
                                  Growth Fund
                              Star Advisers Fund
                              Capital Growth Fund
                                  Value Fund
                           Growth Opportunities Fund
                                 Balanced Fund

                                  Bond Funds
                               High Income Fund
                             Strategic Income Fund
                          Government Securities Fund
                               Bond Income Fund
                       Limited Term U.S. Government Fund
                     Adjustable Rate U.S. Government Fund

                               Tax Exempt Funds
                            Tax Exempt Income Fund
                      Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                              Money Market Funds
                             Cash Management Trust
                           -- Money Market Series
                           -- U.S. Government Series
                         Tax Exempt Money Market Trust

                  To learn more, and for a free prospectus,
                    contact your financial representative.

                            New England Funds, L.P.
                              399 Boylston Street
                               Boston, MA 02116
                            Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                   [LOGO OF NEW ENGLAND FUNDS APPEARS HERE]

                               New England Funds
                           Where The Best Minds Meet


                           -------------------------

                              399 Boylston Street

                             Boston, Massachusetts

                                     02116

                           -------------------------


                                95-0757 (GP58)

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